Financial Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Risk Management	FINANCIAL RISK MANAGEMENT
The Company is exposed to the following risks as a result of holding financial instruments: market risk (i.e., interest rate risk, foreign currency risk and other price risk that may impact the fair value of financial instruments), credit risk and liquidity risk. The following is a description of these risks and how they are managed.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk includes the risk of changes in interest rates, foreign currency rates and changes in market prices due to other factors, such as changes in equity prices or credit spreads. The Company manages market risk from foreign currency assets and liabilities and the impact of changes in currency exchange rates and interest rates by funding assets with financial liabilities in the same currency and with similar interest rate characteristics, and by holding financial contracts such as interest rate derivatives to minimize residual exposures.

The sensitivities to market risks included below are based on a change in one factor while holding all other factors constant. In practice, this is unlikely to occur, and changes in some of the factors may be correlated - for example, changes in interest rates and changes in foreign currency rates.

Financial instruments held by the Company that are subject to market risk include other financial assets, borrowings and derivative instruments such as interest rate cap contracts.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in the net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the value of financial instruments whose cash flows are fixed in nature.

The Company’s assets largely consist of long-term interest-sensitive physical real estate assets. Accordingly, the Company’s financial liabilities consist primarily of long-term fixed-rate debt or floating-rate debt. These financial liabilities are recorded at their amortized cost. The Company also holds interest rate caps to limit its exposure to increases in interest rates on floating-rate debt and sometimes holds interest rate contracts to lock in fixed rates on anticipated future debt issuances and as an economic hedge against the changes in the value of long-term interest-sensitive physical real estate assets that have not been otherwise matched with fixed-rate debt. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. To limit its exposure to interest rate risk, the Company has a mixed portfolio of fixed-rate and variable-rate debt, with $2,703,628 in fixed-rate debt and $1,251,023 in variable-rate debt as at December 31, 2021. If interest rates had been 50 basis points higher or lower, with all other variables held constant, interest expense would have increased (decreased) by:

For the years ended December 31	2021		2020
(in thousands of U.S. dollars)	50 bps increase	50 bps decrease	50 bps increase	50 bps decrease

Interest expense	$1,905	$(227)	$5,428	$(3,221)

Foreign currency risk

Changes in foreign currency rates will impact the carrying value of financial instruments denominated in currencies other than the U.S. dollar, which is the functional and presentation currency of the Company. The Company has exposure to monetary and non-monetary foreign currency risk due to the effects of changes in foreign exchange rates related to consolidated Canadian subsidiaries, equity-accounted investments, and cash and debt in Canadian dollars held at the corporate level. The Company manages foreign currency risk by raising equity in Canadian dollars and by matching its principal cash outflows to the currency in which the principal cash inflows are denominated.
The impact of a 1% increase or decrease in the Canadian dollar exchange rate would result in the following impacts to assets and liabilities:

For the years ended December 31	2021		2020
(in thousands of U.S. dollars)	1% increase	1% decrease	1% increase	1% decrease

Assets
Equity-accounted investments in multi-family rental properties	$209	$(209)	$210	$(210)
Equity-accounted investments in Canadian residential developments	988	(988)	744	(744)
Canadian development properties	1,335	(1,335)	1,107	(1,107)
Investments in U.S. residential developments	3	(3)	6	(6)
	$2,535	$(2,535)	$2,067	$(2,067)

Liabilities
Debt	482	(482)	715	(715)
	$482	$(482)	$715	$(715)

Foreign exchange volatility is already embedded in the fair value of derivative financial instruments (Note 21), and therefore is excluded from the sensitivity calculations above.

Other price risk

Other price risk is the risk of variability in fair value due to movements in equity prices or other market prices such as commodity prices and credit spreads. The Company does not hold any financial instruments that are exposed to equity price risk including equity securities and equity derivatives.
Credit risk

Credit risk is the risk that one party to a financial instrument will cause financial loss for the other party by failing to discharge an obligation.

The Company has no significant concentrations of credit risk and its exposure to credit risk arises primarily through loans and receivables which are due primarily from associates. The loans and receivables due from associates are subject to the risk that the underlying real estate assets may not generate sufficient cash inflows in order to recover them. The Company manages this risk by:

•    Ensuring a due diligence process is conducted on each investment prior to funding;

•    Approving all loan disbursements by management;

•    Approving of total loan facilities by the Investment Committee; and

•    Actively monitoring the loan portfolio and initiating recovery procedures when necessary.

The Company assesses all counterparties, including its partners, for credit risk before contracting with them. The Company does not include any collateral or other credit risk enhancers, which may reduce the Company’s exposure.

The Company provides loans to land developers, which are represented as debt investments. The credit quality of these investments is based on the financial performance of the underlying real estate assets. For those assets that are not past due, it is believed that the capital repayments and interest payments will be made in accordance with the agreed terms and conditions. No terms or conditions have been renegotiated.

At December 31, 2021, the Company’s exposure to credit risk arising from its investment in debt instruments was $8,629 (December 31, 2020 – $13,937). Through the equity portion of its investments, the Company is also indirectly exposed to credit risk arising on loans advanced by investees to individual real estate development projects.

Credit risk also arises from the possibility that residents may experience financial difficulty and be unable to fulfill their lease commitments. A provision for bad debt (or expected credit loss) is taken for all anticipated collectability risks. The Company also manages credit risk by performing resident underwriting due diligence during the leasing process. As at December 31, 2021, the Company had rent receivables of $4,510 (December 31, 2020 – $4,274), net of bad debt, which adequately reflects the Company's credit risk.
Liquidity risk

The real estate industry is highly capital intensive. Liquidity risk is the risk that the Company may have difficulty in meeting obligations associated with its financial liabilities as they fall due. Liquidity risk also includes the risk of not being able to liquidate assets in a timely manner at a reasonable price. The Company's liquidity risk management includes maintaining sufficient cash on hand and the availability of funding through an adequate amount of committed credit facilities, as well as performing periodic cash flow forecasts to ensure the Company has sufficient cash to meet operational and financing costs. The Company's primary source of liquidity consists of cash and other financial assets, net of deposits and other associated liabilities, and undrawn available credit facilities. Cash flow generated from operating the rental property portfolio represents the primary source of liquidity used to service the interest on the property-level debt and fund direct property operating expenses, as well as reinvest in the portfolio through capital expenditures.

The Company is subject to the risks associated with debt financing, including the ability to refinance indebtedness at maturity. The Company believes these risks are mitigated through the use of long-term debt secured by high-quality assets, by maintaining certain debt levels that are set by management, and by staggering maturities over an extended period.

The following tables present the contractual maturities of the Company’s financial liabilities at December 31, 2021 and December 31, 2020, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2021	Due on demand and within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Liabilities
Debt(1)	$254,805	$822,163	$2,439,432	$438,251	$3,954,651
Other liabilities	—	8,538	7,863	18,347	34,748
Limited partners' interests in single-family rental business	—	—	600,572	346,880	947,452
Derivative financial instruments	—	—	—	230,305	230,305
Due to Affiliate	—	—	—	300,000	300,000
Amounts payable and accrued liabilities	102,954	—	—	—	102,954
Resident security deposits	56,785	—	—	—	56,785
Dividends payable	15,821	—	—	—	15,821
Total	$430,365	$830,701	$3,047,867	$1,333,783	$5,642,716
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.

(in thousands of U.S. dollars)
As at December 31, 2020	Due on demand and within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Liabilities
Debt(1)	$274,526	$1,236,540	$1,325,709	$1,327,292	$4,164,067
Other liabilities	—	3,122	1,463	551	5,136
Limited partners' interests in single-family rental business	—	—	—	356,305	356,305
Convertible debentures	—	172,400	—	—	172,400
Derivative financial instruments(2)	—	—	—	45,494	45,494
Due to Affiliate	—	—	—	300,000	300,000
Amounts payable and accrued liabilities	98,290	—	—	—	98,290
Resident security deposits	45,157	—	—	—	45,157
Dividends payable	10,641	—	—	—	10,641
Total	$428,614	$1,412,062	$1,327,172	$2,029,642	$5,197,490
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
(2) Includes the exchange/prepayment option related to Due to Affiliate (Note 20). Excludes the conversion and redemption options related to the 2022 convertible debentures as the fair value is an asset to the Company as at December 31, 2020.

The future repayments of principal and interest on financial liabilities are as follows, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2021	Within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Principal
Debt(1),(2)	$254,805	$822,163	$2,439,432	$438,251	$3,954,651
Due to Affiliate	—	—	—	300,000	300,000
Interest
Debt(1)	91,788	178,453	97,003	7,975	375,219
Due to Affiliate(3)	17,250	34,500	34,500	140,333	226,583
Total	$363,843	$1,035,116	$2,570,935	$886,559	$4,856,453
(1) Certain mortgages' principal and interest repayments were translated to U.S. dollars at the period-end exchange rate.
(2) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
(3) Reflects the contractual maturity date of September 3, 2032.

The details of the net liabilities are shown below:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Cash	$176,894	$55,158
Amounts receivable	41,582	25,593
Prepaid expenses and deposits	32,946	13,659
Current assets	251,422	94,410

Amounts payable and accrued liabilities	102,954	98,290
Resident security deposits	56,785	45,157
Dividends payable	15,821	10,641
Current portion of long-term debt	254,805	274,190
Current liabilities	430,365	428,278

Net current liabilities	$(178,943)	$(333,868)

During the year ended December 31, 2021, the change in the Company’s liquidity resulted in a working capital deficit of $178,943 (December 31, 2020 - deficit of $333,868). The working capital deficit is primarily due to debt coming due in October 2022 for which the Company intends to negotiate an extension. The Company has determined that its current financial obligations and working capital deficit are adequately funded from the available borrowing capacity and from operating cash flows. In addition, the Company has set aside cash in separate bank accounts, presented as non-current restricted cash on the consolidated balance sheets, to settle its obligations for resident security deposits.As of December 31, 2021, there was no outstanding amount under the corporate credit facility (December 31, 2020 - $26,000) and $500,000 of the corporate credit facility remained available to the Company. During the year ended December 31, 2021, the Company received distributions of $74,944 (2020 - $78,378) from its investments.